Short-term debt (Tables)	9 Months Ended
Sep. 30, 2026
Short-term debt
Schedule of short-term debt

Short-term debt

in € K

	September 30,	December 31,
	2026	2025

Commercial paper program	204,794	—
Borrowings under lines of credit	144,586	16,852
Other	194	163
Short-term debt	349,574	17,015